Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total		$ 271,110,000	$ 60,810,000	$ 16,000,000	$ 6,260,000	$ 354,180,000
ARGENTINA | The National Government of Argentina [Member]
Total	[1]	11,040,000		50,000		11,090,000
ARGENTINA | Province of Santa Cruz [Member]
Total	[1]	10,000	8,780,000	1,760,000	5,160,000	15,710,000
ARGENTINA | Municipality of Puerto Deseado [Member]
Total	[1]			490,000	80,000	570,000
ARGENTINA | City of Buenos Aires [Member]
Total	[1]	570,000		10,000		580,000
ARGENTINA | Province of Chubut [Member]
Total	[1]	880,000		40,000		920,000
BOLIVIA | The National Government of Bolivia [Member]
Total	[1]	9,750,000	14,470,000			24,220,000
BOLIVIA | Autonomous City of Potosi [Member]
Total	[1]		7,900,000			7,900,000
BOLIVIA | Municipality of Atocha [Member]
Total	[1]		1,390,000			1,390,000
BRAZIL | The National Government of Brazil [Member]
Total	[1]	36,550,000	9,110,000	210,000		45,870,000
CANADA | The Federal Government of Canada [Member]
Total	[1]	180,000				180,000
CANADA | City of Timmins [Member]
Total	[1]	1,170,000		10,000		1,180,000
CANADA | FLYING POST FIRST NATION [Member]
Total	[1]		1,320,000			1,320,000
CANADA | MATACHEWAN FIRST NATION [Member]
Total	[1]		280,000			280,000
CANADA | WAHGOSHIG FIRST NATION [Member]
Total	[1]		280,000			280,000
CANADA | MATTAGAMI FIRST NATION [Member]
Total	[1]		1,320,000			1,320,000
CANADA | WABUN TRIBAL COUNCIL [Member]
Total	[1]			120,000		120,000
CHILE | National Government of Chile [Member]
Total	[1]	59,930,000	12,670,000	2,400,000	10,000	75,010,000
CHILE | Municipality of Santiago [Member]
Total	[1]			150,000		150,000
CHILE | Municipality of Alhue [Member]
Total	[1]			390,000		390,000
CHILE | Municipality of Antofagasta [Member]
Total	[1]			790,000		790,000
GUATEMALA | The National Government of Guatemala [Member]
Total	[1]	810,000		40,000		850,000
GUATEMALA | Municipality of San Rafael Las Flores [Member]
Total	[1]	200,000	420,000		$ 650,000	1,270,000
MEXICO | The National Government of Mexico [Member]
Total	[1]	78,240,000	$ 2,880,000	5,860,000		86,980,000
MEXICO | State of Chihuahua [Member]
Total	[1]			710,000		710,000
MEXICO | Municipality of Chalchihuites [Member]
Total	[1]	630,000				630,000
MEXICO | Municipality of Madera [Member]
Total	[1]	110,000				110,000
PERU | The National Government of Peru [Member]
Total	[1]	$ 70,850,000		$ 3,100,000		$ 73,950,000

[1]
The functional currency is USD which was converted from local currency. The following are the average annual exchange rates:
BOB 6.9089; CAD 1.3698; ARS 916.7503; MXN 18.3282; PEN 3.7541; BRL 5.3904; CLP 943.96 and GTQ 7.76152.
Amounts were subsequently converted into CAD from USD using the average exchange rate for the year ended December 31, 2024 of 1USD = 1.3698 CAD.
Royalty payments related to the Escobal mine (Guatemala) were postponed upon the suspension of mining operations in 2017. The 2024 payments reflect portions of outstanding balances due for pre-suspension production that we paid during the year, under amended royalty agreement which provided for improved transperancy and controls over the allocation and expenditure of the royalties.